Note 8 - Leases - Supplemental Balance Sheet Information (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating lease assets	$ 1,551,252	$ 1,261,525	$ 1,329,089
Current portion of operating lease liability	165,869	52,543	45,970
Noncurrent operating lease liability	1,493,001	1,301,355	1,353,898
Total operating lease liability	$ 1,658,870	$ 1,353,898	$ 1,399,868
Weighted average remaining lease term: Operating leases (in years) (Year)	7 years 10 months 24 days	13 years 3 months 18 days	14 years
Weighted average discount rate: Operating lease	6.20%	5.75%	5.75%